Convertible Notes Payable Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Convertible Notes Payable Related Parties
Convertable Notes Payable - Related Parties

Note 3 – Convertible Notes Payable – Related Parties

In prior years, the Company issued unsecured convertible notes to its Chief Executive Officer (CEO) in exchange for cash and/or services rendered. The notes have a compounded interest rate of 8% per annum and will mature on December 31, 2023, as amended. The aggregate notes are convertible by the note holder into less than one share of the Company’s common stock at fixed conversion prices adjusted for applicable reverse stock splits. As of March 31, 2023 and December 31, 2022, the outstanding balance of the notes payable amounted to $268,000.

Note 4 – Convertible Notes Payable – Related Parties

In prior years, the Company issued unsecured convertible notes to its Chief Executive Officer (CEO) in exchange for cash and/or services rendered. The notes have a compounded interest rate of 8% per annum and will mature on December 31, 2023, as amended. The aggregate notes are convertible by the note holders into less than one share of the Company’s common stock at fixed conversion prices adjusted for applicable reverse stock splits. As of December 31, 2022 and December 31, 2021, the outstanding balance of the notes payable amounted to $268,000.